Employee Incentive Plans (Details Narrative) 10Q - LendingClub Corp [Member] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period	1 year
Vesting period	2 years
Performance Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award issuance range	200.00%
Performance Shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award issuance range	0.00%
Performance Shares [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate	50.00%
Performance Shares [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate	50.00%
Software Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, capitalized amount	$ 2,500	$ 1,900